Salaries and employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of salaries and employee benefits	This caption is comprised of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Salaries	571,343	567,938	526,909
Workers’ profit sharing	92,042	59,441	52,829
Vacations, health insurance and others	81,581	74,924	72,405
Social security	62,637	60,802	55,408
Severance indemnities	44,447	44,277	41,695

Total	852,050	807,382	749,246